Income Tax (Provision for Income Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 92	$ 32	$ (3)
Deferred:
Federal	(130)	(38)	28
Current and Deferred:
Provision for income tax expense (benefit)	$ (38)	$ (6)	$ 25